VIRTUS SGA International Growth Series
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
($ reported in thousands)
	Shares	Value
Preferred Stock—1.7%
Health Care—1.7%
Sartorius AG, 0.360% (Germany)	7,329	$ 1,708
Total Preferred Stock (Identified Cost $2,071)		1,708

Common Stocks—97.2%
Communication Services—4.1%
Universal Music Group N.V. (Netherlands)	148,740	4,107
Consumer Discretionary—7.3%
LVMH Moet Hennessy Louis Vuitton SE (France)	3,646	2,258
MercadoLibre, Inc. (Argentina)(1)	1,315	2,565
Yum China Holdings, Inc. (China)	49,403	2,583
		7,406

Consumer Staples—12.5%
Fomento Economico Mexicano SAB de C.V. Sponsored ADR (Mexico)	34,161	3,334
Heineken N.V. (Netherlands)	25,685	2,094
L’Oreal S.A. (France)	7,875	2,927
Nestle S.A. Registered Shares (Switzerland)	15,411	1,557
Wal-Mart de Mexico SAB de C.V. (Mexico)	975,726	2,697
		12,609

Financials—14.3%
Adyen N.V. (Netherlands)(1)	1,587	2,433
AIA Group Ltd. (China-Hong Kong)	405,172	3,067
Aon plc Class A (United Kingdom)	11,976	4,779
HDFC Bank Ltd. ADR (India)	62,817	4,174
		14,453

Health Care—20.6%
Alcon AG (Switzerland)	46,261	4,392
Galderma Group AG (Switzerland)(1)	17,011	1,798
Haleon plc (United Kingdom)	658,102	3,323
ICON plc ADR (Ireland)(1)	11,518	2,015
Novo Nordisk A/S Sponsored ADR (Denmark)	58,420	4,057
STERIS plc (United States)	22,775	5,162
		20,747

Industrials—11.7%
Canadian Pacific Kansas City Ltd. (Canada)	51,282	3,601
Experian plc (Ireland)	66,879	3,099
Recruit Holdings Co., Ltd. (Japan)	34,312	1,778
Waste Connections, Inc. (Canada)	17,267	3,370
		11,848

Information Technology—21.8%
ARM Holdings plc ADR (United Kingdom)(1)	17,087	1,825
	Shares	Value

Information Technology—continued
Atlassian Corp. Class A (United States)(1)	9,420	$ 1,999
Dassault Systemes SE (France)	73,108	2,784
Infosys Ltd. Sponsored ADR (India)	169,590	3,095
Sage Group plc (The) (United Kingdom)	250,266	3,929
SAP SE Sponsored ADR (Germany)	12,391	3,326
Shopify, Inc. Class A (Canada)(1)	21,545	2,057
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	17,801	2,955
		21,970

Materials—4.9%
Linde plc (United States)	5,739	2,672
Sika AG Registered Shares (Switzerland)	9,245	2,252
		4,924

Total Common Stocks (Identified Cost $77,715)		98,064

Total Long-Term Investments—98.9% (Identified Cost $79,786)		99,772

TOTAL INVESTMENTS—98.9% (Identified Cost $79,786)		$99,772
Other assets and liabilities, net—1.1%		1,150
NET ASSETS—100.0%		$100,922

Abbreviations:
ADR	American Depositary Receipt
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United Kingdom	14%
Switzerland	10
United States	10
Canada	9
Netherlands	9
France	8
India	7
Other	33
Total	100%
† % of total investments as of March 31, 2025.
See Notes to Schedule of Investments

VIRTUS SGA International Growth Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
The following table summarizes the value of the Series’ investments as of March 31, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Preferred Stock	$1,708	$—	$1,708
Common Stocks	98,064	58,075	39,989
Total Investments	$99,772	$58,075	$41,697
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2025.
There were no transfers into or out of Level 3 related to securities held at March 31, 2025.
See Notes to Schedule of Investments

VIRTUS SGA International Growth Series
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
Note 1. Security Valuation
The Series’ Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Series’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Series calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Series fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Series’ net assets by each major security type is disclosed at the end of the Schedule of Investments for the Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Series’ most recent semi or annual financial statements.
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